EARNINGS PER SHARE CALCULATION (10K) (Tables)	12 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Schedule of basic earnings per share and diluted earnings per share
	Year Ended June 30
($ in thousands, except per share data)	2016	2015	2014

Numerator for basic and diluted earnings per share
Net income (loss)	$(6,806)	$(1,089)	$27,531
Preferred dividends	(668)	(668)	(668)
Net income (loss) available to common shareholders	$(7,474)	$(1,757)	$26,863

Denominator for basic earnings per share - Weighted average shares outstanding	36,309,047	35,719,211	34,667,769
Effect of dilutive potential common shares	-	-	341,790
Denominator for diluted earnings per share - Adjusted weighted average shares outstanding	36,309,047	35,719,211 #	35,009,559

Basic earnings (loss) per share	$(0.21)	$(0.05)	$0.77

Diluted earnings (loss) per share	$(0.21)	$(0.05)	$0.77